Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) USDPerShare	Dec. 31, 2023 USD ($) USDPerShare	Dec. 31, 2022 USD ($) USDPerShare	Dec. 31, 2021 USD ($) USDPerShare	Dec. 31, 2020 USD ($) USDPerShare
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with Item 402(v) of Regulation S-K, we are providing the following disclosure regarding the relationship between “compensation actually paid” (“CAP”) to our principal executive officers (“PEOs”) and our non-PEO NEOs (“Non-PEO NEOs”) and certain financial performance of the Company for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance information presented in this section in making its pay decisions for any of the years shown. For further information concerning our pay for performance philosophy and how our executive compensation aligns with our performance, please refer to “Executive Compensation – Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for First PEO (1)($)	CAP to First PEO (1)(2)(3) ($)	Summary Compensation Table Total for Second PEO (1)($)	CAP to Second PEO (1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1)($)	Average CAP to Non-PEO NEOs (1)(2)(3) ($)	Value of Initial Fixed $100 Investment Based on (4):		Net Income ($ Millions)	Stock Price (5) ($)
							Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	—	—	7,707,176	1,642,403	2,619,366	1,032,054	150.57	118.20	(318.8)	13.22
2023	—	—	9,127,419	5,206,486	3,028,652	1,953,597	246.13	118.87	(209.4)	21.61
2022	2,374,171	3,475,750	4,113,476	6,278,969	2,356,288	3,210,130	289.86	113.65	(149.3)	25.45
2021	3,904,316	2,871,757	—	—	2,556,999	1,873,217	249.32	126.45	24.9	21.89
2020	2,165,397	7,604,962	—	—	2,539,448	5,582,043	253.30	126.42	(73.2)	22.24

(1)
Briggs W. Morrison (referred to in these tables as the “First PEO”) was our PEO from June 2015 to February 2022, and Michael A. Metzger (referred to in these tables as the “Second PEO”) has been our PEO since February 2022. The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2020	2021	2022	2023	2024
Michael A. Metzger	Michael A. Metzger	Luke J. Albrecht	Luke J. Albrecht	Luke J. Albrecht
Daphne Karydas	Anjali Ganguli	Keith A. Goldan	Neil Gallagher, M.D., Ph.D.	Steve Closter
	Daphne Karydas	Catherine Madigan, M.D.	Keith A. Goldan	Neil Gallagher, M.D., Ph.D.
		Alexander Nolte	Catherine Madigan, M.D.	Keith A. Goldan
Steve M. Sabus
(2)
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)
CAP reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” column are the totals from the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards and Option Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	CAP to Second PEO ($)
2024	7,707,176	(6,466,661)	401,888	1,642,403

Year	Average Summary of Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Options Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average CAP to Non-PEO NEOs ($)
2024	2,619,366	(1,905,789)	318,477	1,032,054

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Changes in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Total-Inclusion of Equity Values for Second PEO ($)
2024	2,756,547	(2,233,649)	587,663	(709,673)	401,888

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total-Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	975,259	(633,634)	136,559	(159,707)	318,477

For the values of equity awards in the above tables, the values of the February 2, 2022 performance-based stock option award uses an assumption or methodology that differs materially from those disclosed as of the grant date. That award was originally valued using a Black-Scholes model and are valued for purposes of this table using a Monte Carlo model for the stock price hurdle position of the award.

(4)
The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined the Stock Price to be the most important financial performance measure used to link Company performance to CAP to the Second PEO in 2024. The amounts in the column represents the closing represents the closing price of our stock on the last trading date of the listed year. The Board made an award of performance-based stock options to the First PEO and Second PEO, and half of those stock options vest upon our stock closing at or above $30 per share. We may determine a different financial performance measure to be the most important financial performance measure in future years. For purposes of this disclosure, there was no financial performance measure used to link Company performance to CAP to our Non-PEO NEOs in 2024.

Company Selected Measure Name	Stock Price
Named Executive Officers, Footnote
(1)
Briggs W. Morrison (referred to in these tables as the “First PEO”) was our PEO from June 2015 to February 2022, and Michael A. Metzger (referred to in these tables as the “Second PEO”) has been our PEO since February 2022. The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2020	2021	2022	2023	2024
Michael A. Metzger	Michael A. Metzger	Luke J. Albrecht	Luke J. Albrecht	Luke J. Albrecht
Daphne Karydas	Anjali Ganguli	Keith A. Goldan	Neil Gallagher, M.D., Ph.D.	Steve Closter
	Daphne Karydas	Catherine Madigan, M.D.	Keith A. Goldan	Neil Gallagher, M.D., Ph.D.
		Alexander Nolte	Catherine Madigan, M.D.	Keith A. Goldan
Steve M. Sabus

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)
CAP reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” column are the totals from the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards and Option Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	CAP to Second PEO ($)
2024	7,707,176	(6,466,661)	401,888	1,642,403

Year	Average Summary of Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Options Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average CAP to Non-PEO NEOs ($)
2024	2,619,366	(1,905,789)	318,477	1,032,054

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Changes in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Total-Inclusion of Equity Values for Second PEO ($)
2024	2,756,547	(2,233,649)	587,663	(709,673)	401,888

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total-Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	975,259	(633,634)	136,559	(159,707)	318,477

Non-PEO NEO Average Total Compensation Amount	$ 2,619,366	$ 3,028,652	$ 2,356,288	$ 2,556,999	$ 2,539,448
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,032,054	1,953,597	3,210,130	1,873,217	5,582,043
Adjustment to Non-PEO NEO Compensation Footnote
(3)
CAP reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” column are the totals from the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards and Option Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	CAP to Second PEO ($)
2024	7,707,176	(6,466,661)	401,888	1,642,403

Year	Average Summary of Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Options Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average CAP to Non-PEO NEOs ($)
2024	2,619,366	(1,905,789)	318,477	1,032,054

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Changes in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Total-Inclusion of Equity Values for Second PEO ($)
2024	2,756,547	(2,233,649)	587,663	(709,673)	401,888

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total-Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	975,259	(633,634)	136,559	(159,707)	318,477

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO CAP, Company TSR and Peer Group TSR

The following chart sets forth the relationship between CAP to our PEOs, the average of CAP to our non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years, and the Nasdaq Biotechnology Index TSR over the same period.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO CAP and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of CAP to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Non-PEO NEO CAP and Stock Price

The following chart sets forth the relationship between CAP to our PEOs, the average of CAP to our Non-PEO NEOs, and our stock price (closing price of our stock on the last trading date of each listed year) for the five most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following list of financial performance measures represent the financial performance measures that the Company considers to have been the most important in linking CAP to our PEO and Non-PEO NEOs for 2024 to Company performance. As described above, in 2022, our PEO received a performance-based stock option award and half of those stock options vest upon our stock closing at or above $30 per share. Additionally, in 2024, our PEO and Non-PEO NEOs received PRSU awards, with vesting contingent upon first year sales of Revuforj. These measures are not ranked.

Stock Price
Sales of Revuforj

Total Shareholder Return Amount	$ 150.57	246.13	289.86	249.32	253.3
Peer Group Total Shareholder Return Amount	118.2	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (318,800,000)	$ (209,400,000)	$ (149,300,000)	$ 24,900,000	$ (73,200,000)
Company Selected Measure Amount | USDPerShare	13.22	21.61	25.45	21.89	22.24
Measure:: 1
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 2
Pay vs Performance Disclosure
Name	Sales of Revuforj
Briggs W. Morrison [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 2,374,171	$ 3,904,316	$ 2,165,397
PEO Actually Paid Compensation Amount	0	0	$ 3,475,750	$ 2,871,757	$ 7,604,962
PEO Name			Briggs W. Morrison	Briggs W. Morrison	Briggs W. Morrison
Michael A. Metzger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	7,707,176	9,127,419	$ 4,113,476	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 1,642,403	$ 5,206,486	$ 6,278,969	$ 0	$ 0
PEO Name	Michael A. Metzger	Michael A. Metzger	Michael A. Metzger
PEO | Michael A. Metzger [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,466,661)
PEO | Michael A. Metzger [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	401,888
PEO | Michael A. Metzger [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,756,547
PEO | Michael A. Metzger [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,233,649)
PEO | Michael A. Metzger [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	587,663
PEO | Michael A. Metzger [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(709,673)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,905,789)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	318,477
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	975,259
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(633,634)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	136,559
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (159,707)